Summary of significant accounting policies - Estimated Useful Life (Details)	Dec. 31, 2023
Minimum [Member]
Summary of significant accounting policies
Estimated useful lives	20 years
Maximum [Member]
Summary of significant accounting policies
Estimated useful lives	60 years
Air Transportation Equipment [Member]
Summary of significant accounting policies
Estimated useful lives	15 years
Vehicles [Member]
Summary of significant accounting policies
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Summary of significant accounting policies
Estimated useful lives	5 years
Building [Member] | Minimum [Member]
Summary of significant accounting policies
Estimated useful lives	20 years
Building [Member] | Maximum [Member]
Summary of significant accounting policies
Estimated useful lives	60 years